PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	March 31,	December 31
	2014	2013
Cost:
Office furniture and equipment	$40	$21
Computers and electronic equipment	88	77
Laboratory equipment	31	31
Leasehold improvements	67	29
	226	158

Accumulated depreciation:
Office furniture and equipment	8	7
Computers and electronic equipment	56	52
Laboratory equipment	24	22
Leasehold improvements	8	7
	96	88
Depreciated cost	$130	$70

	December 31,
	2013	2012
Cost:
Office furniture and equipment	$21	$18
Computers and electronic equipment	77	54
Laboratory equipment	31	31
Leasehold improvements	29	7
	158	110
Accumulated depreciation:
Office furniture and equipment	7	6
Computers and electronic equipment	52	41
Laboratory equipment	22	15
Leasehold improvements	7	2
	88	64
Depreciated cost	$70	$46